Costs of Sales	12 Months Ended
Dec. 31, 2022
Costs of Sales
Costs of Sales

Note 13 – Costs of Sales

Costs of sales, excluding depletion and depreciation, comprised the following:

	2022	2021
Costs of stream sales	$158.2	$164.2
Mineral production taxes	2.1	2.4
Mining costs of sales	$160.3	$166.6
Energy costs of sales	16.6	11.7
	$176.9	$178.3